CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Ordinary Shares CNY (¥) shares	Treasury Shares CNY (¥) shares	Additional Paid in Capital CNY (¥)	Accumulated Other Comprehensive (Loss)/Income CNY (¥)	Accumulated Deficit CNY (¥)	Total Shareholders' (Deficit)/Equity CNY (¥)	Non- Controlling Interests CNY (¥)	CNY (¥) shares	USD ($) shares
Balance at Dec. 31, 2021	¥ 2,892	¥ (1,849,600)	¥ 92,467,072	¥ (276,300)	¥ (55,634,140)	¥ 34,709,924	¥ 75,633	¥ 34,785,557
Balance (in shares) at Dec. 31, 2021 | shares	1,661,749,433
Balance (in shares, treasury) at Dec. 31, 2021 | shares		(18,080,253)
Increase (Decrease) in Stockholders' Equity
Accretion on redeemable non-controlling interests to redemption value			(279,355)			(279,355)		(279,355)
Conversion of convertible senior notes to ordinary shares - related parties	¥ 15		207,457			207,472		207,472
Conversion of convertible senior notes to ordinary shares - related parties (in shares) | shares	8,805,770
Distributions to non-controlling interests							(32,629)	(32,629)
Conversion of convertible senior notes to ordinary shares - third party			10,450			10,450		10,450
Conversion of convertible senior notes to ordinary shares - third party (in shares) | shares	172,631
Exercise of share options	¥ 7		75,627			75,634		75,634
Exercise of share options (in shares) | shares	4,514,461	19,229
Share based compensation of the restricted shares	¥ 8		1,863,412			1,863,420		1,863,420
Share based compensation of the restricted shares (in shares) | shares	4,978,597
Share based compensation of the share options			432,484			432,484		432,484
Foreign currency translation adjustment				717,274		717,274		717,274
Change in fair value of available-for-sale debt securities (Note 9)				595,037		595,037	151,299	746,336
Transactions with non-controlling interests (Note 22)			(184,085)			(184,085)	184,085
Net loss					(14,280,090)	(14,280,090)	(157,014)	(14,437,104)
Balance at Dec. 31, 2022	¥ 2,922	¥ (1,849,600)	94,593,062	1,036,011	(69,914,230)	23,868,165	221,374	24,089,539
Balance (in shares) at Dec. 31, 2022 | shares	1,680,220,892
Balance (in shares, treasury) at Dec. 31, 2022 | shares		(18,061,024)
Increase (Decrease) in Stockholders' Equity
Accretion on redeemable non-controlling interests to redemption value			(303,163)			(303,163)		(303,163)
Issuance of ordinary shares	¥ 674		20,961,615			20,962,289		20,962,289
Issuance of ordinary shares (in shares) | shares	378,695,543
Exercise of share options	¥ 8		96,699			96,707		96,707
Exercise of share options (in shares) | shares	4,242,054
Share based compensation of the restricted shares	¥ 18		2,089,401			2,089,419		2,089,419
Share based compensation of the restricted shares (in shares) | shares	10,363,629
Share based compensation of the share options			279,640			279,640		279,640
Foreign currency translation adjustment				11,514		11,514		11,514
Change in fair value of available-for-sale debt securities (Note 9)				(614,534)		(614,534)	(156,026)	(770,560)
Net loss					(20,843,804)	(20,843,804)	124,051	(20,719,753)
Balance at Dec. 31, 2023	¥ 3,622	¥ (1,849,600)	117,717,254	432,991	(90,758,034)	25,546,233	189,399	¥ 25,735,632
Balance (in shares) at Dec. 31, 2023 | shares	2,073,522,118
Balance (in shares, treasury) at Dec. 31, 2023 | shares		(18,061,024)						18,061,024	18,061,024
Increase (Decrease) in Stockholders' Equity
Accretion on redeemable non-controlling interests to redemption value			(347,516)			(347,516)		¥ (347,516)
Exchange of convertible senior notes to ordinary shares with cancellation of the same amount of treasury shares (Note 12 (iii))		¥ 2,214,029	(1,311,200)			902,829		902,829
Exchange of convertible senior notes to ordinary shares with cancellation of the same amount of treasury shares (Note 12 (iii)) (In shares) | shares		27,690,071
Settlement of capped call options and zero strike call options (Note 12 (iii))		¥ (709,490)	709,490
Settlement of capped call options and zero strike call options (Note 12 (iii)) (in shares) | shares		(13,404,825)
Share lending arrangement (Note 21)		¥ 105,733	(105,733)					105,700
Share lending arrangement (Note 21) (in shares) | shares		302,845
Exercise of share options	¥ 13		97,460			97,473		¥ 97,473
Exercise of share options (in shares) | shares	7,102,713							7,102,713	7,102,713
Share based compensation of the restricted shares	¥ 25		1,918,768			1,918,793		¥ 1,918,793
Share based compensation of the restricted shares (in shares) | shares	14,353,997
Share based compensation of the share options			9,719			9,719		9,719
Foreign currency translation adjustment				149,668		149,668		149,668	$ 20,504
Capital withdrawal by non-controlling interests							(343)	(343)
Net loss					(22,310,176)	(22,310,176)	(91,533)	(22,401,709)	(3,069,021)
Balance at Dec. 31, 2024	¥ 3,660	¥ (239,328)	¥ 118,688,242	¥ 582,659	¥ (113,068,210)	¥ 5,967,023	¥ 97,523	¥ 6,064,546	$ 830,839
Balance (in shares) at Dec. 31, 2024 | shares	2,094,978,828
Balance (in shares, treasury) at Dec. 31, 2024 | shares		(3,472,933)						3,472,933	3,472,933